Inventories, Net - Summary of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventory, Net [Abstract]
Raw materials	$ 3,242,149	$ 2,904,134
Work in process	1,871,933	1,321,802
Finished goods	4,318,847	3,456,116
Inventories, net	$ 9,432,929	$ 7,682,052